Fair Value Measurement - Fair Value Hierarchy (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Fair Value Measurement
Wealth management products, short-term	$ 69,947	$ 24,535
Equity securities with readily determinable market value	136,832	118,268
Financial instruments measured on a recurring basis
Fair Value Measurement
Wealth management products, short-term	69,947	24,535
Wealth management products, long-term	194,746
Equity securities with readily determinable market value	136,832	118,268
Total	401,525	142,803
Financial instruments measured on a recurring basis | Quoted Prices in Active Market for Identical Assets (Level 1)
Fair Value Measurement
Wealth management products, short-term	0	0
Wealth management products, long-term	0
Equity securities with readily determinable market value	136,832	118,268
Total	136,832	118,268
Financial instruments measured on a recurring basis | Significant Other Observable Inputs (Level 2)
Fair Value Measurement
Wealth management products, short-term	69,947	24,535
Wealth management products, long-term	194,746
Equity securities with readily determinable market value	0	0
Total	264,693	24,535
Financial instruments measured on a recurring basis | Significant Unobservable Inputs (Level 3)
Fair Value Measurement
Wealth management products, short-term	0	0
Wealth management products, long-term	0
Equity securities with readily determinable market value	0	0
Total	$ 0	$ 0